Stock Option Plans	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

NOTE 11 - STOCK OPTION PLANS

The Company's shareholders approved the Norwood Financial Corp 2006 Stock Option Plan at the Annual Meeting on April 26, 2006. An aggregate of 250,000 shares of authorized but unissued Common Stock of the Company were reserved for future issuance under the Plan. This includes up to 40,000 shares for awards to outside directors. Under this plan, the Company granted 27,500 options, which included 4,500 options granted to outside directors in 2012, 29,000 options, which included 4,500 options granted to outside directors in 2011, and 28,000 options, which included 4,000 options granted to outside directors in 2010.

Total unrecognized compensation cost related to nonvested options under the Plan was $154,000 as of December 31, 2012, $130,000 as of December 31, 2011 and $165,000 as of December 31, 2010. Salaries and employee benefits expense includes $130,000, $170,000 and $163,000 of compensation costs related to options for the years ended December 31, 2012, 2011 and 2010, respectively. Net income was reduced by $123,000, $163,000 and $153,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

A summary of the Company's stock option activity and related information for the years ended December 31 follows:

	2012			2011			2010
	Options	Weighted Average Exercise Price	Average Intrinsic Value	Options	Weighted Average Exercise Price	Average Intrinsic Value	Options	Weighted Average Exercise Price	Average Intrinsic Price
Outstanding,
beginning of year	209,914	$28.43		189,639	$28.52		170,915	$28.07
Granted	27,500	29.75		29,000	27.43		28,000	27.74
Exercised	(18,577)	24.41		(2,575)	19.69		(9,276)	17.68
Forfeited	(12,711)	29.57		(6,150)	30.25		—	—

Outstanding,
end of year	206,126	$28.90	$256,499	209,914	$28.43	$113,352	189,639	$28.52	$146,361

Exercisable,
end of year	178,626	$28.76	$256,499	180,914	28.59	112,152	161,639	28.66	145,471

Exercise prices for options outstanding as of December 31, 2012 ranged from $23.95 to $31.50 per share. The weighted average remaining contractual life is 6.1 years.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing with the following weighted average assumptions:

	Years Ended December 31,
	2012	2011	2010
Dividend yield	3.27%	3.30%	3.04%
Expected life	10 years	7 years	7 years
Expected volatility	25.37%	25.35%	27.18%
Risk-free interest rate	1.76%	1.39%	2.72%
Weighted average fair value of options granted	$5.61	$4.70	$6.12

The expected volatility is based on historical volatility. The risk-free interest rates for periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The expected life is based on historical exercise experience. The dividend yield assumption is based on the Company's history and expectation of dividend payouts.

Proceeds from stock option exercises totaled $455,000 in 2012. Shares issued in connection with stock options exercises are issued from available treasury shares. If no treasury shares are available, new shares are issued from available authorized shares. During 2012, all the shares issued in connection with stock option exercises, 18,577 shares in total, were issued from available treasury shares.

As of December 31, 2012, outstanding stock options consist of the following:

	Options Outstanding	Average Exercise Price	Remaining Life, Years	Options Exercisable	Average Exercise Price
	13,426	$23.95	1.0	13,426	$23.95
	14,700	30.00	2.0	14,700	30.00
	21,000	30.38	3.3	21,000	30.38
	19,500	31.50	4.0	19,500	31.50
	19,500	31.25	5.0	19,500	31.25
	19,000	27.50	6.0	19,000	27.50
	1,000	28.90	6.3	1,000	28.90
	18,500	28.59	7.0	18,500	28.59
	1,000	26.88	7.2	1,000	26.88
	22,500	27.77	8.0	22,500	27.77
	1,000	26.27	8.5	1,000	26.27
	27,500	27.47	9.0	27,500	27.47
	27,500	29.75	10.0	---	---
Total	206,126	$28.90	6.1	178,626	$28.76